Segmented Information - Operating Segments (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net revenue	$ 174,968	$ 221,339
Gross profit (loss) before fair value adjustments	24,133	8,626
Selling, general and administrative expense	122,639	175,237
Loss before taxes	(221,532)	(1,720,120)
Corporate
Disclosure of operating segments [line items]
Net revenue	0	44
Gross profit (loss) before fair value adjustments	1,343	22
Selling, general and administrative expense	1,784	17,227
Loss before taxes	(2,926)	(146,141)
Canadian Cannabis | Operating Segments
Disclosure of operating segments [line items]
Net revenue	129,918	159,923
Gross profit (loss) before fair value adjustments	12,174	(23,411)
Selling, general and administrative expense	94,364	140,469
Loss before taxes	(156,199)	(1,559,855)
EU Cannabis | Operating Segments
Disclosure of operating segments [line items]
Net revenue	24,369	61,372
Gross profit (loss) before fair value adjustments	10,616	32,015
Selling, general and administrative expense	12,147	17,541
Loss before taxes	(23,162)	$ (14,124)
Plant propagation production facilities | Operating Segments
Disclosure of operating segments [line items]
Net revenue	20,681
Gross profit (loss) before fair value adjustments
Selling, general and administrative expense	14,344
Loss before taxes	$ (39,245)